OTHER ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2022
SCHEDULE OF OTHER ACCOUNTS RECEIVABLE
	December 31,	December 31,
	2022	2021

Related parties	$-	$126
Advances to suppliers	918	-
Prepaid expenses	751	50
Government institutions	151	251
Other	750	7
	$2,570	$434